Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities, Current [Abstract]
Other Current Liabilities
Note 16 - Other Current Liabilities
Other current liabilities consist of the following:

	As of December 31,
(In $ millions)	2025	2024
Other taxes payable and liabilities (1)	21.8	47.8
Advances from customers (See Note 5 - Contracts with Customers)	19.5	15.9
Corporate income taxes payable	8.5	14.3
Accrued end of service benefits	4.3	1.4
Other	2.1	4.8
Total	56.2	84.2
(1) Other taxes payable and liabilities includes withholding tax, payroll tax, VAT and other indirect tax related liabilities.